Deferred Income Tax Assets and Liabilities - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Income Tax Assets and Liabilities
Valuation allowance	$ 12,877	$ 11,678	$ 18,981	$ 23,270
From 2026 To 2035
Deferred Income Tax Assets and Liabilities
Deferred tax assets, operating loss carryforwards, subject to expiration	3,600
From 2026 To 2030
Deferred Income Tax Assets and Liabilities
Deferred tax assets, operating loss carryforwards, subject to expiration	3,400
U.S.
Deferred Income Tax Assets and Liabilities
Valuation allowance	$ 100
Non-U.S.
Deferred Income Tax Assets and Liabilities
Amortizing period of net operating loss	5 years
Amortizing period of net operating loss for High & New Technology Enterprise	10 years
Valuation allowance	$ 12,800